Stockholders' Equity (Deficit) - Schedule of Common Stock Available for Funding Reserve (Details) (10-K) (Parenthetical)	9 Months Ended	12 Months Ended
	Mar. 31, 2019	Jun. 30, 2019
Equity [Abstract]
Conversion percentage	0.75	0.75